SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Payables and Accruals [Abstract]
Accrued consulting fee	$ 115,000	$ 630,000
Other payables	50,577	36,138
Total	$ 165,577	$ 666,138